Document and Entity Information	Nov. 03, 2026
Document And Entity Information [Line Items]
Entity Registrant Name	AMERICAN FINANCIAL GROUP INC
Amendment Flag	false
Entity Central Index Key	0001042046
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Incorporation State Country Code	OH
Entity File Number	1-13653
Entity Tax Identification Number	31-1544320
Entity Address, Address Line One	301 East Fourth Street
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45202
City Area Code	513
Local Phone Number	579-2121
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock
Trading Symbol	AFG
Security Exchange Name	NYSE
Five 875 Subordinated Debentures Due March 302059 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.875% Subordinated Debentures due March 30, 2059
Trading Symbol	AFGB
Security Exchange Name	NYSE
Five 125 Subordinated Debentures Due December 152059 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.125% Subordinated Debentures due December 15, 2059
Trading Symbol	AFGC
Security Exchange Name	NYSE
Five 625 Subordinated Debentures Due June 12060 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.625% Subordinated Debentures due June 1, 2060
Trading Symbol	AFGD
Security Exchange Name	NYSE
Four 5 Subordinated Debentures Due September 152060 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.5% Subordinated Debentures due September 15, 2060
Trading Symbol	AFGE
Security Exchange Name	NYSE